FEES ON VIRTUAL VAULT SERVICES (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenues	$ 72,629	$ 81,413	$ 285,391	$ 191,807
Virtual Vault Services [Member]
Revenues	$ 454	$ 545	$ 2,059	$ 1,039